10-K Employee Benefit Plans - Nonqualified benefit plans, projected and accumulated benefit obligation (Details) - Nonqualified Plan - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Defined benefit plan disclosure, net periodic benefit cost [Line Items]
Projected benefit obligation	$ 16,047	$ 20,086
Accumulated benefit obligation	$ 16,047	$ 20,086